Long-term debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
13.	Long-term debt:

	December 31, 2013	December 31, 2012

Subordinated debenture notes (a)	$33,847	$36,185
Long-term payable (b)	-	9,836
Senior financing (c)	15,941	18,812
Senior revolving financing (c)	13,779	13,185
Other bank financing (d)	403	1,171
Capital lease obligations (e)	2,043	1,533
	66,013	80,722

Current portion	(53,025)	(28,566)

	$12,988	$52,156

(a)	On September 23, 2011, the Company raised $33,847 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012.

The debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013.  After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460, which is included in other assets and amortized over the term of the debentures.

(b)	On July 2, 2010, the Company acquired OMVL and a portion of the purchase price was payable on the third anniversary of the closing date. The amount was fully repaid on July 1, 2013.

(c)
The senior financing agreement bears interest at the 6-month Euribor plus 2.5% or a rate of  2.8% as at December 31, 2013 and its carrying value is recorded at amortized cost using the effective interest rate method.  The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2014	$4,274
2015	4,662
2016	4,856
2017	2,428
2018	-

$16,220

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.5% or a rate of  2.8% as at December 31, 2013 and will be repaid through two principal payments of $6,889 (€5,000) on March 31, 2016 and October 2, 2017.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2013, the Company is in compliance with all covenants under the financing arrangements.

(d)
Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to  8.00% (2012 - 1.01% to 8.00%) and are payable on maturity dates ranging from June 23, 2014 to June 23, 2017.

(e)
The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.07% to 7.32% (2012 - 3.07% to 7.32%).  The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2014	$696
2015	548
2016	327
2017	319
2018	167
$2,057
Amount representing interest	(14)
$2,043

(f)
The Company has a credit facility for maximum borrowings of CDN$30,000.  The credit facility is governed by a margin requirement limiting such borrowings to a calculated amount based on cash and investments held with the creditor.  Borrowings may be drawn in the form of direct borrowings, letters of credit, foreign exchange forward contracts and overdraft loans.  Outstanding amounts on direct borrowings and overdraft loans drawn under this credit facility bear interest at the prime rate, and letters of credit bear interest at  0.75%  (2012 - 0.75%) per annum.  As at December 31, 2013 and 2012, no amounts of this credit facility were drawn.